Document And Entity Information	Jan. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 27, 2026
Entity Registrant Name	Icahn Enterprises L.P.
Entity Central Index Key	0000813762
Entity Emerging Growth Company	false
Entity File Number	1-9516
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3398766
Entity Address, Address Line One	16690 Collins Ave, PH-1
Entity Address, City or Town	Sunny Isles Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33160
City Area Code	305
Local Phone Number	422-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Depositary Units of Icahn Enterprises L.P. Representing Limited Partner Interests
Trading Symbol	IEP
Security Exchange Name	NASDAQ